Equity-Based Compensation - Option Award Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term of options	5 years 6 months	5 years 6 months
Expected volatility-range used	54.74%	54.74%
Expected volatility-weighted average	54.74%	54.74%
Risk-free interest rate range, minimum	1.24%	1.60%
Risk-free interest rate range, maximum	1.37%	2.79%